Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consist of the following:
	As of September 30,
	2024	2025
Accounts receivable	36,467	23,496
Less: Allowance for credit losses	191	41
Total accounts receivable, net	36,276	23,455

Schedule of Movements of Allowance for Credit Losses	Movements of allowance for credit losses are as follows:
	As of September 30,
	2024	2025
Opening balance	—	191
Acquisition of Alpha Mind	277	—
Recovery	(86)	(150)
Ending balance	191	41